RESTRICTED INVESTMENTS AND BOND COLLATERAL - Amortized Cost, Gross Unrealized Holding Gains and Losses and Fair Value of Held-to-Maturity Securities (Detail) (Held-to-maturity securities, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity securities
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 34,548	$ 32,184	$ 3,983
Gross unrealized holding gains	440	309	356
Gross unrealized holding losses	(281)	(447)	0
Fair value	$ 34,707	$ 32,046	$ 4,339